Operating Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Rental Expense	$ 27.0	$ 28.0	$ 24.7
Minimum Lease Payments 2014	8.9
Minimum Lease Payments 2015	7.1
Minimum Lease Payments 2016	5.0
Minimum Lease Payments 2017	4.7
Minimum Lease Payments 2018	4.3
Minimum Lease Payments 2019 and thereafter	7.3
Total minimum lease payments	$ 37.3
Description of Lessee Leasing Arrangements, Operating Leases	The initial term of the lease for the building expires in 2019 and there are two five-year options to extend the lease.